Subsidiary Guarantor Information - Supplemental Statement of Cash Flows (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Operating activities:
Net (loss) income for the year			$ (22,993,364)	$ (606,587,323)
Income taxes and duties			135,787,221	84,121,480
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization	$ 38,014,532	$ 30,212,575	68,197,867	64,324,775	$ 129,631,820
Amortization of intangible assets			81,275	190,744
(Reversal of impairment) of wells, pipelines, properties, plant and equipment	14,437,323	18,391,590	(32,192,460)	(7,924,576)	(7,924,576)
Capitalized unsuccesful wells			6,476	3,237,075
Unsuccesful wells from intangible assets			4,663,242	4,258,607
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment			1,047,168	2,043,836
Impairment of rights of use			213,260
Depreciation of rights of use			3,254,163	3,691,546
Unrealized foreign exchange (income) loss of reserve for well abandonment			1,620,504	1,770,407
Profit (loss) sharing in joint ventures and associates			3,208,284	810,624
Gains on disposal of subsidiary companies				(833,180)
Unrealized foreign exchange loss (gain)			(23,916,994)	397,694,576
Interest expense			74,163,068	96,841,499
Interest income			(15,221,002)	(3,966,492)
Taxes			(100,373,139)	(98,019,806)
Accounts receivable, accounts payable and derivative financial instruments			(85,250,202)	(10,399,125)
Employee benefits			8,438,936	33,298,143
Inter-company charges and deductions			0	0
Net cash flows used in operating activities			20,734,303	(35,447,190)
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets			(74,841,073)	(62,712,613)
Other assets and other receivables			(27,141,436)	246,968
(Increase) decrease due to Inter-company investing			0	0
Net cash flows used in investing activities			(101,982,509)	(62,465,645)
Financing activities:
Increase in equity due to Certificates of Contributions "A"			113,174,000	46,063,000
Long-terms and interest received from the Mexican Government			3,472,081	4,983,670
Lease payments of principal and interest			(5,191,050)	(6,159,671)
Loans obtained from financial institutions			746,457,255	576,365,276
Debt payments, principal only			(699,214,601)	(494,855,903)
Interest paid			(76,608,807)	(67,879,184)
Inter-company increase (decrease) financing			0	0
Net cash flows from (used in) financing activities			82,088,878	58,517,188
Net decrease in cash and cash equivalents			840,672	(39,395,647)
Effects of change in cash value			705,516	16,035,097
Cash and cash equivalents at the beginning of the period			39,989,781	60,621,631	60,621,631
Cash and cash equivalents at the end of the period	41,535,969	37,261,081	41,535,969	37,261,081	39,989,781
Petroleos Mexicanos [member]
Operating activities:
Net (loss) income for the year			(22,885,348)	(606,461,209)
Income taxes and duties			(1,078,490)	2,840,002
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization			471,945	537,871
Amortization of intangible assets			32,696	122,057
(Reversal of impairment) of wells, pipelines, properties, plant and equipment			0	0
Capitalized unsuccesful wells			0	0
Unsuccesful wells from intangible assets			0	0
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment			0	93,961
Impairment of rights of use			0
Depreciation of rights of use			336,354	321,332
Unrealized foreign exchange (income) loss of reserve for well abandonment			0	0
Profit (loss) sharing in joint ventures and associates			(7,495,934)	586,190,213
Gains on disposal of subsidiary companies				0
Unrealized foreign exchange loss (gain)			(21,622,701)	368,863,357
Interest expense			68,588,713	72,190,326
Interest income			(3,029,165)	(3,966,492)
Taxes			9,777,432	(344,841)
Accounts receivable, accounts payable and derivative financial instruments			8,997,111	13,444,386
Employee benefits			(3,102,914)	9,236,204
Inter-company charges and deductions			34,282,561	(129,797,486)
Net cash flows used in operating activities			63,272,260	313,269,681
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets			(149,157)	(100,682)
Other assets and other receivables			214,888	(68,529)
(Increase) decrease due to Inter-company investing			(96,093,496)	(435,742,972)
Net cash flows used in investing activities			(96,027,765)	(435,912,183)
Financing activities:
Increase in equity due to Certificates of Contributions "A"			113,174,000	46,063,000
Long-terms and interest received from the Mexican Government			3,472,081	4,983,670
Lease payments of principal and interest			(220,085)	(328,344)
Loans obtained from financial institutions			235,597,947	346,691,795
Debt payments, principal only			(179,481,640)	(235,172,486)
Interest paid			(72,836,046)	(62,253,347)
Inter-company increase (decrease) financing			(61,258,201)	7,369,142
Net cash flows from (used in) financing activities			38,448,056	107,353,430
Net decrease in cash and cash equivalents			5,692,551	(15,289,072)
Effects of change in cash value			0	0
Cash and cash equivalents at the beginning of the period			9,394,220	28,234,857	28,234,857
Cash and cash equivalents at the end of the period	15,086,771	12,945,785	15,086,771	12,945,785	9,394,220
Subsidiary guarantors [member]
Operating activities:
Net (loss) income for the year			4,388,202	(571,121,059)
Income taxes and duties			136,188,975	76,753,612
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization			66,721,551	63,050,428
Amortization of intangible assets			14,715	43,171
(Reversal of impairment) of wells, pipelines, properties, plant and equipment			(32,192,460)	(7,924,576)
Capitalized unsuccesful wells			6,476	3,237,075
Unsuccesful wells from intangible assets			4,663,242	4,258,607
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment			49,105	1,444,556
Impairment of rights of use			213,260
Depreciation of rights of use			2,375,342	2,748,028
Unrealized foreign exchange (income) loss of reserve for well abandonment			1,620,504	1,770,407
Profit (loss) sharing in joint ventures and associates			(41,685)	(12,654)
Gains on disposal of subsidiary companies				0
Unrealized foreign exchange loss (gain)			(1,235,258)	18,309,842
Interest expense			4,321,047	21,891,076
Interest income			(12,098,820)	0
Taxes			(108,153,727)	(92,741,623)
Accounts receivable, accounts payable and derivative financial instruments			(55,957,700)	(35,665,214)
Employee benefits			12,719,492	29,502,245
Inter-company charges and deductions			(75,335,676)	81,422,717
Net cash flows used in operating activities			(51,733,415)	(403,033,362)
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets			(58,095,378)	(54,144,400)
Other assets and other receivables			1,998,987	1,825,534
(Increase) decrease due to Inter-company investing			0	0
Net cash flows used in investing activities			(56,096,391)	(52,318,866)
Financing activities:
Increase in equity due to Certificates of Contributions "A"			0	0
Long-terms and interest received from the Mexican Government			0	0
Lease payments of principal and interest			(4,382,291)	(5,135,268)
Loans obtained from financial institutions			14,697	0
Debt payments, principal only			(6,045,282)	(2,761,886)
Interest paid			(2,709,889)	(2,911,906)
Inter-company increase (decrease) financing			122,875,494	466,203,386
Net cash flows from (used in) financing activities			109,752,729	455,394,326
Net decrease in cash and cash equivalents			1,922,923	42,098
Effects of change in cash value			0	0
Cash and cash equivalents at the beginning of the period			4,970,074	4,826,057	4,826,057
Cash and cash equivalents at the end of the period	6,892,997	4,868,155	6,892,997	4,868,155	4,970,074
Non-guarantor subsidiaries [member]
Operating activities:
Net (loss) income for the year			2,883,205	(15,293,684)
Income taxes and duties			676,736	4,527,866
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization			1,004,371	736,476
Amortization of intangible assets			33,864	25,516
(Reversal of impairment) of wells, pipelines, properties, plant and equipment			0	0
Capitalized unsuccesful wells			0	0
Unsuccesful wells from intangible assets			0	0
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment			998,063	505,319
Impairment of rights of use			0
Depreciation of rights of use			542,467	622,186
Unrealized foreign exchange (income) loss of reserve for well abandonment			0	0
Profit (loss) sharing in joint ventures and associates			3,582,218	823,278
Gains on disposal of subsidiary companies				(833,180)
Unrealized foreign exchange loss (gain)			(1,059,035)	10,521,377
Interest expense			1,253,308	2,760,097
Interest income			(93,017)	0
Taxes			(1,996,844)	(4,933,342)
Accounts receivable, accounts payable and derivative financial instruments			(38,289,613)	11,821,703
Employee benefits			(1,177,642)	(5,440,306)
Inter-company charges and deductions			61,974,656	51,097,058
Net cash flows used in operating activities			30,332,737	56,940,364
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets			(16,596,538)	(8,467,531)
Other assets and other receivables			(29,355,311)	(1,510,037)
(Increase) decrease due to Inter-company investing			261,210	(437)
Net cash flows used in investing activities			(45,690,639)	(9,978,005)
Financing activities:
Increase in equity due to Certificates of Contributions "A"			0	0
Long-terms and interest received from the Mexican Government			0	0
Lease payments of principal and interest			(588,674)	(696,059)
Loans obtained from financial institutions			510,844,611	229,673,481
Debt payments, principal only			(513,687,679)	(256,921,531)
Interest paid			(1,062,872)	(2,713,931)
Inter-company increase (decrease) financing			13,077,714	(40,452,992)
Net cash flows from (used in) financing activities			8,583,100	(71,111,032)
Net decrease in cash and cash equivalents			(6,774,802)	(24,148,673)
Effects of change in cash value			705,516	16,035,097
Cash and cash equivalents at the beginning of the period			25,625,487	27,560,717	27,560,717
Cash and cash equivalents at the end of the period	19,556,201	19,447,141	19,556,201	19,447,141	25,625,487
Eliminations [member]
Operating activities:
Net (loss) income for the year			(7,379,423)	586,288,629
Income taxes and duties			0	0
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization			0	0
Amortization of intangible assets			0	0
(Reversal of impairment) of wells, pipelines, properties, plant and equipment			0	0
Capitalized unsuccesful wells			0	0
Unsuccesful wells from intangible assets			0	0
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment			0	0
Impairment of rights of use			0
Depreciation of rights of use			0	0
Unrealized foreign exchange (income) loss of reserve for well abandonment			0	0
Profit (loss) sharing in joint ventures and associates			7,163,685	(586,190,213)
Gains on disposal of subsidiary companies				0
Unrealized foreign exchange loss (gain)			0	0
Interest expense			0	0
Interest income			0	0
Taxes			0	0
Accounts receivable, accounts payable and derivative financial instruments			0	0
Employee benefits			0	0
Inter-company charges and deductions			(20,921,541)	(2,722,289)
Net cash flows used in operating activities			(21,137,279)	(2,623,873)
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets			0	0
Other assets and other receivables			0	0
(Increase) decrease due to Inter-company investing			95,832,286	435,743,409
Net cash flows used in investing activities			95,832,286	435,743,409
Financing activities:
Increase in equity due to Certificates of Contributions "A"			0	0
Long-terms and interest received from the Mexican Government			0	0
Lease payments of principal and interest			0	0
Loans obtained from financial institutions			0	0
Debt payments, principal only			0	0
Interest paid			0	0
Inter-company increase (decrease) financing			(74,695,007)	(433,119,536)
Net cash flows from (used in) financing activities			(74,695,007)	(433,119,536)
Net decrease in cash and cash equivalents			0	0
Effects of change in cash value			0	0
Cash and cash equivalents at the beginning of the period			0	0	0
Cash and cash equivalents at the end of the period	$ 0	$ 0	$ 0	$ 0	$ 0